SCHEDULE OF SELLING AND MARKETING EXPENSES (Details) - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Share based compensation	$ 15,274	$ 1,623		$ 3,657	$ 3,269	$ 306
Total	$ 1,380	$ 319	[1]	992	661	569
Selling and marketing expenses [member]
IfrsStatementLineItems [Line Items]
Marketing expenses				507	433	461
Salaries and related expenses				398	176
Share based compensation				76	28	108
Travel expenses				8	24
Other				3
Total				$ 992	$ 661	$ 569

[1]	Reclassification